LOAN RECEIVABLE, CURRENT (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Current Loan Receivable
The following table sets forth the loan agreement in loan receivable, current balance:

Date	Borrower	Lender	Amount (RMB)	Annual Interest Rate	Repayment Due Date
4/5/2017	Suzhou Zhixinliren Investments Co., Limited (“Suzhou Zhixinliren”)	Ambow Shengying	42,677	0%	4/4/2019